Guarantor Condensed Consolidating Financial Information - Impact of revision on Condensed Consolidating Impact of revision on Statements of Comprehensive (Loss) Income (Details) - USD ($)
$ in Millions
	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,360	$ 1,486	$ 1,508	$ 1,363	$ 1,549	$ 1,632	$ 1,682	$ 1,569	$ 5,717	[1]	$ 6,432	[1]	$ 6,859	[1]
Cost of goods sold	1,147	1,222	1,282	1,111	1,248	1,273	1,311	1,240	4,762		5,072		5,395
Gross (loss) profit									955		1,360		1,464
Selling, general and administrative expense									632		685		768
Equity in earnings of subsidiaries									0		0
(Loss) income before income taxes	(121)	(107)	(18)	58	120	143	155	132	(188)		550		576
(Benefit from) provision for income taxes									(98)		149		152
Net (loss) income	$ (86)	$ (29)	$ (18)	$ 43	$ 79	$ 108	$ 116	$ 98	(90)		401		424
Comprehensive (loss) income attributable to Chemours									(334)		400		423
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									0		0		0
Cost of goods sold									0		0		0
Gross (loss) profit									0		0		0
Selling, general and administrative expense									15		0		0
Equity in earnings of subsidiaries									(47)		400
Interest expense and other income, net									(74)
(Loss) income before income taxes									(136)		400		0
(Benefit from) provision for income taxes									(46)		0		0
Net (loss) income									(90)		400		0
Comprehensive (loss) income attributable to Chemours									(82)		400		0
Parent Company [Member] | As Reported
Condensed Financial Statements, Captions [Line Items]
Net sales									0
Cost of goods sold									0
Gross (loss) profit									0
Selling, general and administrative expense									15
Equity in earnings of subsidiaries									(15)
Interest expense and other income, net									(106)
(Loss) income before income taxes									(136)
(Benefit from) provision for income taxes									(46)
Net (loss) income									(90)
Comprehensive (loss) income attributable to Chemours									(82)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									4,044		4,593		5,066
Cost of goods sold									3,708		3,863		4,250
Gross (loss) profit									336		730		816
Selling, general and administrative expense									426		429		492
Equity in earnings of subsidiaries									0		0
Interest expense and other income, net									91
(Loss) income before income taxes									(413)		243		225
(Benefit from) provision for income taxes									(89)		75		72
Net (loss) income									(324)		168		153
Comprehensive (loss) income attributable to Chemours									(324)		168		153
Guarantor Subsidiaries [Member] | As Reported
Condensed Financial Statements, Captions [Line Items]
Net sales									4,067
Cost of goods sold									4,123
Gross (loss) profit									(56)
Selling, general and administrative expense									460
Equity in earnings of subsidiaries									0
Interest expense and other income, net									192
(Loss) income before income taxes									(734)
(Benefit from) provision for income taxes									(114)
Net (loss) income									(620)
Comprehensive (loss) income attributable to Chemours									(620)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									3,269		3,722		3,690
Cost of goods sold									2,650		3,093		3,053
Gross (loss) profit									619		629		637
Selling, general and administrative expense									204		256		276
Equity in earnings of subsidiaries									0		0
Interest expense and other income, net									(75)
(Loss) income before income taxes									321		306		340
(Benefit from) provision for income taxes									40		76		77
Net (loss) income									281		230		263
Comprehensive (loss) income attributable to Chemours									29		229		262
Non-Guarantor Subsidiaries [Member] | As Reported
Condensed Financial Statements, Captions [Line Items]
Net sales									3,200
Cost of goods sold									2,246
Gross (loss) profit									954
Selling, general and administrative expense									170
Equity in earnings of subsidiaries									0
Interest expense and other income, net									(107)
(Loss) income before income taxes									654
(Benefit from) provision for income taxes									54
Net (loss) income									600
Comprehensive (loss) income attributable to Chemours									348
Eliminations and Adjustments
Condensed Financial Statements, Captions [Line Items]
Net sales									(1,596)		(1,883)		(1,897)
Cost of goods sold									$ (1,596)		(1,884)		(1,908)
Gross (loss) profit											1		11
Selling, general and administrative expense									$ (13)		0		0
Equity in earnings of subsidiaries									47		(400)
Interest expense and other income, net									(20)
(Loss) income before income taxes									40		(399)		11
(Benefit from) provision for income taxes									(3)		(2)		3
Net (loss) income									43		(397)		8
Comprehensive (loss) income attributable to Chemours									43		$ (397)		$ 8
Eliminations and Adjustments | As Reported
Condensed Financial Statements, Captions [Line Items]
Net sales									(1,550)
Cost of goods sold									(1,607)
Gross (loss) profit									57
Selling, general and administrative expense									(13)
Equity in earnings of subsidiaries									15
Interest expense and other income, net									(57)
(Loss) income before income taxes									28
(Benefit from) provision for income taxes									8
Net (loss) income									20
Comprehensive (loss) income attributable to Chemours									$ 20

[1]	Net sales are attributed to countries based on customer location.